SOFTWARE DEVELOPMENT COSTS (Schedule of Software Development Costs) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
SOFTWARE DEVELOPMENT COSTS [Abstract]
Software Development Costs	$ 60,000	$ 60,000	$ 60,000
Less: Accumulated amortization	(50,000)	(40,000)	(20,000)
Software Development Costs, net	$ 10,000	$ 20,000	$ 40,000